UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

40 Grove Street
Wellesley Square, MA 02482
(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman
40 Grove Street
Wellesley Square, MA 02482
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-287-9469

Date of fiscal year end: June 30

Date of reporting period: July 1, 2012 - June 30, 2013

Item 1. Proxy Voting Record.

Company Name	Meeting Date	CUSIP	Ticker
Park24 Co., LTD	29-Jan-13	J63581102

	FOR	Approve Appropriation of Surplus
	FOR	Appoint a Director
	FOR	Approve Details of Compensation as Stock Options for Directors and Corporate Auditors
	FOR	Appoint a Substitute Corporate Auditor

Company Name	Meeting Date	CUSIP	Ticker
LVMH MOET HENNESSY LOUI V SA	March 18,2013	F58485115	MC.PA

	FOR	Approval of the corporate financial statements for the financial year ended December 31, 2012
	FOR	Approval of the consolidated financial statements for the financial year ended December 31, 2012
	FOR	Approval of the regulated agreements
	FOR	Allocation of income and distribution of the dividend
	FOR	Renewal of term of Mr. Bernard Arnault as Board member
	FOR	Renewal of term of Mrs. Bernadette Chirac as Board member
	FOR	Renewal of term of Mr. Nicholas Clive Worms as Board member
	FOR	Renewal of term of Mr. Charles de Croisset as Board member
	FOR	Renewal of term of Mr. Francesco Trapani as Board member
	FOR	Renewal of term of Mr. Hubert Vedrine as Board member
	FOR	Authorization to be granted to the Board of Directors to trade in Company's shares
	FOR	Authorization to be granted to the Board of Directors to reduce share capital by cancellation of shares
	FOR	Delegation of authority to be granted to the Board of Directors to increase capital by incorporation of reserves, profits, premiums or other amounts
	FOR	Delegation of authority to be granted to the Board of Directors to increase share capital while maintaining preferential subscription rights
	FOR	Delegation of authority to be granted to the Board of Directors to increase share capital without preferential subscription rights by public offering
FOR
Delegation of authority to be granted to the Board of Directors to increase share capital without preferential subscription rights through an offer as private placement to qualified investors or a limited group of investors

FOR
Authorization to be granted to the Board of Directors to set the issue price of shares and/or securities giving access to capital according to specific terms within the limit of 10% of capital per year, in case of share capital increase via an issuance without preferential subscription rights to shares

	FOR	Delegation of authority to be granted to the Board of Directors to increase the amount of issuances in case of surplus demands
	FOR	Delegation of authority to be granted to the Board of Directors to increase capital in the context of a public exchange offer
	FOR	Delegation of authority to be granted to the Board of Directors to increase capital, in consideration for in-kind contributions
	FOR	Delegation of authority to be granted to the Board of Directors to increase capital with cancellation of preferential subscription rights in favor of employees of the Group
	FOR	Setting an overall ceiling for capital increases decided in accordance with the delegations of authority
	FOR	Authorization to be granted to the Board of Directors to allocate free shares to employees and corporate officers of the Group
	FOR	Amendment to the Bylaws: 18 and 19

Company Name	Meeting Date	CUSIP	Ticker
Vistaprint	25-Mar-13	N93540107	VPRT

Directors recommend: a vote fo election of the following nominees:
	FOR	Eric C. Olsen
	FOR	Paolo De Cesare
Company Name	Meeting Date	CUSIP	Ticker
Lundbergfoeretagen AB, Stockholm	8-Apr-13	W54114108	LUND-B.ST

	FOR	Motions concerning adoption of the income statement and balance sheet, and of the consolidated income statement and consolidated balance sheet
	FOR	Motions concerning discharge of the Board of Directors and the President from personal liability
FOR
Motions concerning the disposition to be made of the Company's profit or loss as shown in the balance sheet adopted by the Meeting: The Board proposes that the Annual General Meeting resolve on payment of a dividend of SEK 4.30 per share for the 2012 fiscal year. The Board proposes Thursday April 11, 2013 as the record day. If the Meeting votes in favor of the motion, the dividend is expected to be issued by Euroclear Sweden AB on Tuesday April 16, 2013

FOR
PLEASE NOTE THAT THE BOARD OF MANAGEMENT MAKE NO VOTE RECOMMENDATIONS FOR RESOLUTION: Determination of the number of members of the Board and deputies to be elected by the Annual General Meeting: The number of members of the Board of Directors shall be eight without deputies. It is proposed that Carl Bennet, Gunilla Berg, Mats Guldbrand, Louise Lindh, Fredrik Lundberg, Katarina Martinson, Sten Peterson and Lars Pettersson be re-elected members of the Board. It is proposed that Mats Guldbrand be re-elected Chairman of the Board

FOR
PLEASE NOTE THAT THE BOARD OF MANAGEMENT MAKE NO VOTE RECOMMENDATIONS FOR RESOLUTION: Determination of the fees to be paid to the Board members and auditors: Director fees will be paid in a total amount of SEK 1,800,000, of which SEK 600,000 will be paid to the Chairman of the Board and SEK 200,000 to each of the other Members of the Board elected by the Annual General Meeting, except for the President

FOR
PLEASE NOTE THAT THE BOARD OF MANAGEMENT MAKE NO VOTE RECOMMENDATIONS FOR RESOLUTION: Information regarding the nominated Board member's assignments in other companies and the election of members of the Board, deputy Board members and Chairman of the Board

FOR
PLEASE NOTE THAT THE BOARD OF MANAGEMENT MAKE NO VOTE RECOMMENDATIONS FOR RESOLUTION: Election of auditors and deputy auditors: KPMG AB be re-elected as the new auditor for a period of one year, meaning for the period ending with the Annual General Meeting 2014

	FOR	Motion concerning principles for remuneration of senior executives
	FOR	Motion authorizing the Board to acquire shares in the company
Company Name	Meeting Date	CUSIP	Ticker
Charoen Pokphand Foods Pub	24-Apr-13	Y1296K117	CPOKY

	FOR	To adopt the minutes of the annual general shareholders' meeting no. 1/2012
	FOR	To acknowledge the report on the company's operating results for the year 2012
	FOR	To approve the statements of financial position and the statements of income for the year ended December 31, 2012
	FOR	To acknowledge the interim dividend payment during the year 2012
	FOR	To approve the appropriation of profit and annual dividend payment for the year 2012
	FOR	To appoint director to replace directors who retire by rotation: Mr. Min Tieanworn
	FOR	To appoint director to replace directors who retire by rotation: Mr. Chingchai Lohawatanakul
	FOR	To appoint director to replace directors who retire by rotation: Mr. Adirek Sripratak
	FOR	To appoint director to replace directors who retire by rotation: Dr. Chaiyawat Wibulswasdi
	FOR	To appoint director to replace directors who retire by rotation: Mr. Pong Visedpaitoon
	FOR	To approve the remuneration of the directors for the year 2013
	FOR	To appoint the company's auditors and fix the remuneration for the year 2013
Company Name	Meeting Date	CUSIP	Ticker
Copano Energy, LLC	30-Apr-13	217202100

N/A
Company Name	Meeting Date	CUSIP	Ticker
Wilmar International LTD	25-Apr-13	Y9586L109	WLMIF

	FOR	To receive and adopt the Audited Accounts for the year ended 31 December 2012 and the Reports of the Directors and Auditors thereon
	FOR	To approve the payment of a proposed final tax exempt (one-tier) dividend of SGD 0.03 per ordinary share for the year ended 31 December 2012
	FOR	To approve the payment of Directors' fees of SGD 605,000 for the year ended 31 December 2012 (2011: SGD 605,000)
	FOR	To re-elect the following Director: Mr Kuok Khoon Chen (Retiring by rotation under Article 99)
	FOR	To re-elect the following Director: Mr Kuok Khoon Ean (Retiring by rotation under Article 99)
	FOR	To re-elect the following Director: Mr Martua Sitorus (Retiring by rotation under Article 99)
	FOR	To re-elect the following Director: Mr Juan Ricardo Luciano (Retiring under Article 100)
FOR
To re-appoint, pursuant to Section 153(6) of the Companies Act, Chapter 50 of Singapore ("Act"), Mr Yeo Teng Yang, who will be retiring under Section 153 of the Act, to hold office from the date of this Annual General Meeting until the next Annual General Meeting

	FOR	To re-appoint Ernst & Young LLP as auditors of the Company and to authorise the Directors to fix their remuneration
	FOR	Renewal of Mandate for Interested Person Transactions
	FOR	Authority to issue and allot shares in the capital of the Company
	FOR	Authority to grant options and issue and allot shares under Wilmar Executives Share Option Scheme 2009
Company Name	Meeting Date	CUSIP	Ticker
Golden Agri Resources LTD	25-Apr-13	V39076134	E5H.SI

	FOR	To receive and adopt the Audited Financial Statements for the year ended 31 December 2012 together with the Directors' and Auditors' Reports thereon
	FOR	To declare a final dividend of SGD 0.0059 per ordinary share for the year ended 31 December2012
	FOR	To approve Director's Fees of SGD 303,644 for the year ended 31 December 2012. (FY2011: SGD 288,937)
	FOR	To re-elect the following Director retiring by rotation pursuant to Article 90 of the Constitution of the Company: Mr Rafael Buhay Concepcion, Jr
	FOR	To re-elect the following Director retiring by rotation pursuant to Article 90 of the Constitution of the Company: Mr Muktar Widjaja
	FOR	To re-elect the following Director retiring by rotation pursuant to Article 90 of the Constitution of the Company: Mr Hong Pian Tee
	FOR	To re-appoint Moore Stephens LLP as Auditors and to authorise the Directors to fix their Remuneration
	FOR	Renewal of Share Issue Mandate
	FOR	Renewal of Share Purchase Mandate
	FOR	Renewal of Interested Person Transactions Mandate
Company Name	Meeting Date	CUSIP	Ticker
SM INVESTMENTS CORP	April 25th, 2013	Y80676102

	FOR	Election of Director: Henry Sy, Sr.
	FOR	Election of Director: Teresita T. Sy
	FOR	Election of Director: Henry T. Sy, Jr.
	FOR	Election of Director: Harley T. Sy
	FOR	Election of Director: Jose T. Sio
	FOR	Election of Director: Vicente S. Perez, Jr. (Independent Director)
	FOR	Election of Director: Ah Doo Lim (Independent Director)
	FOR	Election of Director: Joseph R. Higdon (Independent Director)
	FOR	Approval of minutes of previous annual stockholders' meeting
	FOR	Approval of annual report
	FOR	Ratification of all acts and resolutions of the Board of Directors and Executive Officers
FOR
Approval of the increase in authorized capital stock from P7,000,000,000 to P12,000,000,000 and the amendment of Article Seven of the Amended Articles of Incorporation to reflect the capital increase and declaration of 25% stock dividend

	FOR	Election of Sycip Gorres Velayo & Co. as independent auditors
	FOR	At their discretion, the proxies named above are authorized to vote upon such other matters as may properly come before the meeting
Company Name	Meeting Date	CUSIP	Ticker
MHP S A	29-Apr-13	55302T204

	FOR	The general meeting of shareholders adopts and approves the management report of the Board of Directors and the auditor's report for the financial year ended December 31, 2012
FOR
The general meeting of shareholders adopts and approves the MHP S.A. Consolidated Financial Statements Years Ended 31 December 2012, 2011 and 2010 and the report of the reviseur d'entreprises, including the stand alone financial statements as of 31 December 2012

	FOR	In 2012, the income of the Company amounted to EUR 60,295,625.66 versus total charges of EUR 52,910,511.82. The financial period shows a profit of EUR 7,385,113.84(As Specified)
FOR
The general meeting ratifies the allocation of a part of the share premium to the non-distributable reserve for own shares in relation with the Company's shares bought back by the Company in accordance with article 49-5 (Law of 10th August 1915, concerning commercial companies). The allocation to the reserve for own shares amounting to EUR 51,360,788.14 corresponding to the book value of the GDRs as of December 31, 2012 has been made through an allocation of the share premium for an amount of EUR 32,145,283.60 and through an allocation of the result brought forward for an amount of EUR 19,215,504.54

	FOR	The general meeting of shareholders approves and resolves the formal discharge of the independent auditor for the financial year ending 31 December 2012
	FOR	The general meeting of shareholders approves and resolves the formal discharge of the members of the Board of Directors for the financial year ending 31 December 2012
FOR
The general meeting of shareholders ratifies the director's remuneration in a total amount of three hundred sixteen thousand three hundred forty-five euro and sixty four cents (EUR 316,345.64) for the financial year 2012 and approves the director's remuneration in a total amount up to four hundred fifty thousand euro (EUR 450,000.00) for the financial year 2013

FOR
The general meeting of the shareholders approves and resolves to renew the mandate of the independent auditor, being Deloitte S.A., a societe anonyme with registered office at 560 rue de Neudorf, L-2220 Luxembourg, registered with the Luxembourg Trade and Companies' Register under number B 67.835 until the following general meeting called to approve the annual accounts of the Company as of 31 December 2013

FOR
The general meeting of the shareholders approves and resolves to renew the mandates of Mr. Charles Adriaenssen, Mr. John Clifford Rich, Mr. John Grant, Mr. Yuriy A. Kosyuk, Ms. Victoriya B. Kapelushna, Mr. Yuriy Melnyk, Mr. Philippe LaMarche for a period of three years ending on the annual general meeting to be held in 2016

	FOR	The general meeting of the shareholders acknowledges the resignation of the Company's former executive director Mr. Yuriy Logusch who signed its letter of resignation on 27 April 2012
FOR
The shareholders resolve to approve that the Company holds the unsold portion of shares purchased pursuant to the Share Buy Back Programme (approved by the EGM dated 5 October 2009) in treasury for an unlimited period

Company Name	Meeting Date	CUSIP	Ticker
CTC Media, Inc.	30-Apr-12	12642X106

	FOR	to elect three Class I Directors, each for a three-year term;
	FOR	to ratify the selection of Ernst &Young LLC as our independent registered public accounting firm for the year ending December 31, 2013;
	FOR	to approve the 2013 Equity Incentive Plan;
Company Name	Meeting Date	CUSIP	Ticker
Galapagos NV, Mechelen	30-Apr-13	B4413P105	GLPGF

FOR
The General Shareholders' Meeting resolves to approve the non-consolidated annual accounts of the Company for the financial year ended on 31 December 2012, as well as the allocation of the annual result as proposed by the Board of Directors

	FOR	The General Shareholders' Meeting resolves to approve the remuneration report
FOR
The General Shareholders' Meeting resolves, by separate vote, to grant discharge for each of the Directors and for the Statutory Auditor, in function during the financial year ended on 31 December 2012, for their activities exercised during the financial year ended on 31 December 2012

FOR
The General Shareholders' Meeting resolves to re-appoint Mr Onno van de Stolpe (residing in Leiden, The Netherlands) as a Director of the Company, for a period which will end at the General Shareholders' Meeting in 2017 which has the approval of the annual accounts on its agenda

FOR
The General Shareholders' Meeting resolves to re-appoint Dr Raj Parekh (residing in Bicester, UK) as a Director of the Company, for a period which will end at the General Shareholders' Meeting in 2017 which has the approval of the annual accounts on its agenda

FOR
The General Shareholders' Meeting resolves to ratify the appointment of Ms Katrine Bosley (residing in Cambridge, MA, USA) as a Director of the Company, made by the Board as from 27 February 2013 to fill a vacancy, and to appoint her as a Director of the Company for a period which will end at the General Shareholders' Meeting in 2017 which has the approval of the annual accounts on its agenda, and to appoint Ms Bosley as an Independent Director as she meets the criteria of independence set forth in article 526ter of the Belgian Companies Code

FOR
The General Shareholders' Meeting resolves that (i) the total maximum amount of the annual remuneration for all Directors together (other than Dr Parekh and the CEO) for the exercise of their mandate as a Director of the Company is fixed, on an aggregate basis, at EUR 200,000 (plus expenses), and to give power of attorney to the Board to determine the remuneration of these individual Board members within the limits of said aggregate amount; (ii) in case a Director attends less than 75% of the meetings of the Board of Directors, the annual remuneration for such Director will be reduced pro rata the absence score of such Director; (iii) Dr Raj Parekh will not receive any remuneration for his mandate as a Director; and (iv) power of attorney is granted to the Board of Directors to determine the total remuneration package of the Managing Director (CEO) for his management function in the Company and that this remuneration will include compensation for his mandate as a Director of the Company

FOR
The General Shareholders' Meeting resolves to offer 100,000 warrants to Mr Onno van de Stolpe, 5,400 to Dr Raj Parekh, 3,780 to Dr Werner Cautreels, 2,520 to Dr Harrold van Barlingen, 2,520 to Mr Howard Rowe, 2,520 to Dr Vicki Sato and 7,500 warrants to Ms Katrine Bosley, under a warrant plan created or to be created by the Board of Directors within the framework of the authorized capital (Warrant Plan 2013), the key conditions of which will be in line with previous warrant plans of the Company, and empowers the Managing Director, as well as any other Director as regards the offer to the Managing Director, to implement this offer. To the extent required and in accordance with article 520ter of the Belgian Companies Code, the General Shareholders' Meeting expressly approves the particular provisions of such Warrant Plan 2013 pursuant to which, in exceptional circumstances (among others in the event of a change in control of the Company or decease), warrants can be exercised before the third anniversary of their award

Company Name	Meeting Date	CUSIP	Ticker
PARTNERS GROUP HOLDING	2-May-13	H6120A101	PGPHF

	FOR	Accept financial statements and statutory reports
	FOR	Approve allocation of income and dividends of CHF 6.25 per share
	FOR	Approve remuneration report
	FOR	Approve discharge of board and senior management
	FOR	Re-elect Alfred Gantner as director
	FOR	Re-elect Peter Wuffli as director
	FOR	Elect Steffen Meister as director
	FOR	Elect Charles Dallara as director
	FOR	Elect Patrick Ward as director
	FOR	Ratify KPMG AG as auditors
	FOR	Transact other business
Company Name	Meeting Date	CUSIP	Ticker
W & T Offshore, Inc	7-May-13	92922P106

to elect six directors to hold office until the 2014 Annual Meeting of Shareholders and until their successors are duly elected and qualified;

to approve the first amendment to our Amended and Restated Incentive Compensation Plan to increase the number of authorized shares and extend the term of the Amended and Restated Incentive Compensation Plan;

to approve the second amendment to, and all material terms of, our Amended and Restated Incentive Compensation Plan for purposes of Section 162(m) of the Internal Revenue Code;
to ratify the appointment of Ernst & Young LLP as our independent registered public accountants for the year ending December 31, 2013
Company Name	Meeting Date	CUSIP	Ticker
Rigel Pharmaceuticals, Inc.	14-May-13	766559603	RIGL

To elect Bradford S. Goodwin and Peter S. Ringrose to the board of Directors of the Company (the "Board") to hold office until the 2016 Annual Meeting of Stockholders

To approve amendments to the Company's 2000 Equity Incentive Plan (the "2000 Plan") to (i) increase the aggregate number of shares of common stock authorized for issuance under the 2000 Plan by 675,000 shares and (ii) provide that the number of shares available for issuance under the 2000 Plan shall be reduced by one share for each share of common stock subject to a stock option or stock appreciation right and by 1.64 (instead of 1.4) shares for each share of common stock subject to any other type of award issued pursuant to the 2000 Plan

To approve an amendment to the Company's 2000 Non-Employee Directors' Stock Option Plan (the "Directors' Plan") to increase the aggregate number of shares of common stock authorized for issuance under the Directors' Plan by 100,000 shares.

To approve amendments to the Company's 2011 Equity Incentive Plan (the "2011 Plan") to (i) increase the aggregate number of shares of common stock authorized for issuance under the 2011 Plan by 7,000,000 shares and (ii) provide that the number of shares available for issuance under the 2011 Plan shall be reduced by one share for each share of common stock subject to a stock option or stock appreciation right and by 1.64 (instead of 1.4) shares for each share of common stock subject to any other type of award issued pursuant to the 2011 Plan

To approve, on an advisory basis, the compensation of the Company's named executive officers, as disclosed in this proxy statement
To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm of the Company for its fiscal year ending December 31, 2013
To conduct any other business properly brought before the eeting or any adjournment or postponement of the meeting.
Company Name	Meeting Date	CUSIP	Ticker
ITC Holdings Corp	15-May-13	465685105

N/A
Company Name	Meeting Date	CUSIP	Ticker
J C Decaux S A	15-May-13	F5333N100

	FOR	Approval of the corporate financial statements for the financial year 2012
	FOR	Approval of the consolidated financial statements for the financial year 2012
	FOR	Allocation of income
	FOR	Non-tax deductible expenses and expenditures pursuant to Article 39-4 of the General Tax Code
	FOR	Renewal of term of Mr. Jean-Claude Decaux as Supervisory Board member
	FOR	Renewal of term of Mr. Pierre-Alain Pariente as Supervisory Board member
	FOR	Special report of the Statutory Auditors on the regulated agreements pursuant to Articles L.225-86 et seq. of the Commercial Code
	FOR	Authorization to be granted to the Executive Board to trade in Company's shares
	FOR	Delegation of authority to be granted to the Executive Board to decide to issue shares and/or securities giving access to capital of the Company while maintaining preferential subscription rights
FOR
Delegation of authority to be granted to the Executive Board to decide to issue shares and/or securities giving access to capital of the Company with cancellation of preferential subscription rights by public offering

FOR
Delegation of authority to be granted to the Executive Board to decide to issue shares and/or securities giving access to capital of the Company with cancellation of preferential subscription rights through private placement pursuant to Article L.411-2, II of the Monetary and Financial Code

FOR
Authorization to issue shares or securities giving access to capital without preferential subscription rights, in consideration for in-kind contribution of equity securities or securities giving access to capital

	FOR	Delegation of authority to be granted to the Executive Board to decide to increase share capital by incorporation of reserves, profits, premiums or other amounts
FOR
Delegation of authority to be granted to the Executive Board to increase the number of issuable securities (over-allotment option) in case of capital increase with or without preferential subscription rights

FOR
Delegation of authority to be granted to the Executive Board to decide to increase share capital by issuing shares or securities giving access to capital reserved for members of company savings plans with cancellation of preferential subscription rights in favor of the latter

FOR
Delegation of authority to be granted to the Executive Board to grant share subscription or purchase options with cancellation of preferential subscription rights to employees and corporate officers of the group or to some of them

FOR
Delegation of authority to be granted to the Executive Board to grant free shares existing or to be issued with cancellation of preferential subscription rights to employees and corporate officers of the group or to some of them

	FOR	Delegation of authority to be granted to the Executive Board to reduce capital by cancellation of treasury shares
	FOR	Powers to carry out all legal formalities
Company Name	Meeting Date	CUSIP	Ticker
CREDIT ACCEPTANCE CORPORATION	16-May-13	225310101	CACC

	FOR	Election of five directors to serve until the 2014 Annual Meeting of Shareholders;
	FOR	Approval of the advisory vote on executive compensation;
	FOR	Ratification of the selection of Grant Thornton LLP as Credit Acceptance Corporation’s independent registered public accounting firm for 2013;
	FOR	Transact such other business as may properly come before the meeting or any adjournment or postponement thereof.
Company Name	Meeting Date	CUSIP	Ticker
SEATTLE GENETICS, INC.	17-May-13	812578102	SGEN

	FOR	To elect the three nominees for director named in the accompanying proxy statement to hold office until the Company’s 2016 Annual Meeting of Stockholders.
	FOR	To ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2013.
	FOR	To approve, on an advisory basis, the compensation of the Company’s named executive officers as disclosed in the accompanying proxy statement.
	FOR	To transact such other business as may properly come before the Annual Meeting and any adjournment or postponement thereof.
Company Name	Meeting Date	CUSIP	Ticker
Chipotle Mexican Grill, Inc.	17-May-13	169656105	CMG

Election of three directors: Al Baldocchi, Neil Flanzraich and Darlene Friedman.
An advisory vote to approve the compensation of our executive officers as disclosed in this proxy statement (“say-on-pay”).
Ratification of the selection of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2013.
A proposal to approve the Chipotle Mexican Grill 2014 Cash Incentive Plan.
A proposal to amend our certificate of incorporation to eliminate the classification of the Board of Directors and provide for annual elections of all directors.
Company Name	Meeting Date	CUSIP	Ticker
Meadowbrook Insurance Group, Inc.	17-May-13	58319P108	MIG

	FOR	Elect David K. Page and Herbert Tyner for a three-year term expiring in 2016, or, in each case, until the earlier election and qualification of such director’s successor;
	FOR	Ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm;
	FOR	Consider an advisory vote on the Company’s 2012 executive compensation
Company Name	Meeting Date	CUSIP	Ticker
THE ULTIMATE SOFTWARE GROUP, INC.	20-May-13	90385D107	ULTI

	FOR	to elect two directors to serve until the 2016 Annual Meeting of Stockholders or until their successors are duly elected and qualified;
	FOR	to ratify the appointment of KPMG LLP as Ultimate’s independent registered public accounting firm for the fiscal year ending December 31, 2013;
	FOR	to approve by non-binding advisory vote the compensation paid to Ultimate’s named executive officers; and
FOR
to transact such other business as may properly come before the meeting or any postponement or adjournment thereof. During the Annual Meeting, we will also review the results of the past fiscal year and report on significant aspects of our operations during the first quarter of fiscal 2013.

Company Name	Meeting Date	CUSIP	Ticker
BLUE NILE, INC.	21-May-13	09578R103	NILE

	FOR	To elect our three nominees for director to hold office until the 2016 Annual Meeting of Stockholders;
FOR
To ratify the selection by the audit committee of the board of directors of Deloitte & Touche LLP as independent registered public accounting firm for Blue Nile for fiscal year ending December 29, 2013;

	FOR	To approve the Blue Nile, Inc. 2013 Equity Incentive Plan;
	FOR	To approve an advisory resolution approving executive compensation;
	FOR	To conduct any other business properly brought before the Annual Meeting.
Company Name	Meeting Date	CUSIP	Ticker
SYKES ENTERPRISES, INCORPORATED	21-May-13	871237103	SYKE

	FOR	To elect three directors to hold office until the 2016 Annual Meeting of Shareholders;
	FOR	To hold a shareholder advisory vote on executive compensation;
	FOR	To ratify the appointment of Deloitte & Touche LLP as independent auditors of the Company; and
	FOR	To transact any other business as may properly come before the Annual Meeting.
Company Name	Meeting Date	CUSIP	Ticker
RIVERBED TECHNOLOGY, INC.	22-May-13	768573107	RVBD

	FOR	To elect two (2) members of the Board of Directors to serve until the 2016 annual meeting of stockholders of the Company or until such persons’ successors have been duly elected and qualified.
	FOR	To ratify the appointment by the Board of Directors of Ernst & Young LLP as the independent registered public accounting firm of the Company for its fiscal year ending December 31, 2013.
	FOR	To hold a non-binding advisory vote to approve the compensation of the Company’s named executive officers.
	FOR	To approve an amendment to the Company’s 2006 Employee Stock Purchase Plan (the “ESPP”) to increase the number of authorized shares available for grant under the ESPP.
	FOR	To transact any other business properly brought before the meeting or any adjournment or postponement thereof.
Company Name	Meeting Date	CUSIP	Ticker
PANERA BREAD COMPANY	22-May-13	69840W108	PNRA

	FOR	elect three directors nominated by our Board of Directors
	FOR	approve an advisory resolution on executive compensation
	FOR	ratify the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm
Company Name	Meeting Date	CUSIP	Ticker
LSB INDUSTRIES, INC.	22-May-13	502160104	LXU

	FOR	Election of four nominees to the Board of Directors;
	FOR	Ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm for 2013; and
	FOR	Advisory vote on named executive officer compensation.
Company Name	Meeting Date	CUSIP	Ticker
CSR PLC	22-May-13	12640Y205

N/A
Company Name	Meeting Date	CUSIP	Ticker
Irobot Corporation	22-May-13	462726100	IRBT

To elect two (2) class II directors nominated by the Board of Directors, each to serve for a three-year term and until his successor has been duly elected and qualified or until his earlier resignation or removal

To ratify the appointment of the accounting firm of PricewaterhouseCoopers LLP as the Company’s independent registered public accountants for the current fiscal year;
	FOR	Pass an advisory resolution on executive compensation;
	FOR	Approve The Navigators Group, Inc. Second Amended and Restated 2005 Stock Incentive Plan;
	FOR	Approve Amendment No. 1 to The Navigators Group, Inc. Employee Stock Purchase Plan;
	FOR	Ratify the appointment of KPMG LLP as the independent auditors of the Company to examine and report on the December 31, 2013 financial statements
Company Name	Meeting Date	CUSIP	Ticker
The Navigators Group, Inc.	23-May-13	638904102	NAVG

	FOR	Elect ten (10) directors to serve until the 2014 Annual Meeting of Stockholders or until their respective successors have been duly elected and qualified;
Company Name	Meeting Date	CUSIP	Ticker
Taser International, Inc.	23-May-13	87651B104	TASR

Electing the three Class A directors of the Company named in this proxy statement for a term of three years, and until their successors are elected and qualified;
Advisory approval of the Company’s executive compensation;
Ratifying the appointment of Grant Thornton LLP as the Company’s independent registered public accounting firm for 2013;
Approving the adoption of the Company’s 2013 Stock Incentive Plan;
Company Name	Meeting Date	CUSIP	Ticker
VERISIGN, INC.	23-May-13	92343E102	VRSN

	FOR	To elect seven directors of VeriSign, Inc., each to serve until the next annual meeting, or until a successor has been elected and qualified or until the director’s earlier resignation or removal.
	FOR	To approve, on a non-binding, advisory basis, VeriSign, Inc.’s executive compensation.
	FOR	To ratify the selection of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2013.
	FOR	To transact such other business as may properly come before the 2013 Annual Meeting of Stockholders or any adjournment thereof.
Company Name	Meeting Date	CUSIP	Ticker
HOPEWELL HLDGS	23-May-13	Y37129163	0054.HK
	FOR	1) ROGER C. ALTMAN
	FOR	2) PEDRO ASPE
	FOR	3) RICHARD I. BEATTIE
	FOR	4) FRANCOIS DE ST. PHALLE
	FOR	5) GAIL B. HARRIS
	FOR	6) CURT HESSLER
	FOR	7) ROBERT B. MILLARD
	FOR	8) ANTHONY N. PRITZKER
	FOR	9) RALPH L. SCHLOSSTEIN
	FOR	TO APPROVE THE AMENDED AND RESTATED 2006 EVERCORE PARTNERS INC. STOCK INCENTIVE PLAN.
	FOR	TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.
Company Name	Meeting Date	CUSIP	Ticker
Hercules Technology Growth Cap Inc.	29-May-13	427096508	HTGC

FOR
To elect one director of the Company nominated by the Company’s Board of Directors (the “Board”) and named in this proxy statement who will serve for three years or until his successor is elected and qualified;

	FOR	To ratify the selection of PricewaterhouseCoopers LLP to serve as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2013;
	FOR	Advisory vote to approve the Company’s named executive officer compensation;
FOR
To approve a proposal to authorize the Company, with the approval of the Board, to sell or otherwise issue up to 20% of the Company’s outstanding common stock at a net price below the Company’s then current net asset value per share (“NAV”);

FOR
To approve a proposal to authorize the Company, with the approval of the Board, to offer and issue debt with warrants or debt convertible into shares of its common stock at an exercise or conversion price that, at the time such warrants or convertible debt are issued, will not be less than the market value per share but may be below the Company’s then current NAV; and

Company Name	Meeting Date	CUSIP	Ticker
QSC AG, KOELN	29-May-13	D59710109	QSC.DE

FOR
Presentation of the financial statements and annual report for the 2012 financial year with the report of the Supervisory Board, the group financial statements and group annual report as well as the report by the Board of MDs pursuant to Sections 289(4) and 315(4) of the German Commercial Code

FOR
Resolution on the appropriation of the distributable profit of EUR 27,811,137.79 as follows: Payment of a dividend of EUR 0.09 per no-par share EUR 16,673,399.02 shall be carried forward Ex-dividend and payable date: May 30, 2013

	FOR	Ratification of the acts of the Board of MDs
	FOR	Ratification of the acts of the Supervisory Board
	FOR	Appointment of auditors for the 2013 financial year: KPMG AG, Cologne
	FOR	Election to the Supervisory Board: Bernd Schlobohn
	FOR	Election to the Supervisory Board: Gerd Eckers
	FOR	Election to the Supervisory Board: Ina Schlie
	FOR	Election to the Supervisory Board: Frank Zurlino
FOR
Authorization to acquire own shares. The company shall be authorized to acquire own shares of up to 10 percent of its share capital, at a price differing neither more than 10 per-cent from the market price of the shares on or before May 28, 2018. The Board of MDs shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if the shares are sold at a price not materially below their market price, to use the shares in connection with mergers and acquisitions, and to re-tire the shares

	FOR	Amendment to Section 14 of the articles of association in respect of the negotiations by the Supervisory Board being held in English. Section 14(1)4 shall be revoked
	FOR	Approval of the control and profit transfer agreement with the company's wholly owned subsidiaries: Tengo complete GmbH
	FOR	Approval of the control and profit transfer agreement with the company's wholly owned subsidiaries: Q-loud GmbH
	FOR	Approval of the control and profit transfer agreement with the company's wholly owned subsidiaries: Broadnet NGN GmbH
Company Name	Meeting Date	CUSIP	Ticker
BIOMERIEUX	29-May-13	F1149Y109	EYW

	FOR	Approval of the corporate financial statements for the financial year ended December 31, 2012. Approval of non-tax deductible expenses and expenditures pursuant to Article 39-4 of the General Tax Code
	FOR	Discharge of duties to directors
	FOR	Approval of the consolidated financial statements for the financial year ended December 31, 2012
	FOR	Allocation of income for the financial year ended December 31, 2012; dividend distribution
	FOR	Acknowledgement of the continuation of regulated agreements entered into by the Company presented in the special report of the Statutory Auditors
FOR
Authorization granted to the Board of Directors to allow the Company to purchase its own shares up to the legal limit of 10% of its capital at the maximum purchase price not to exceed EUR 100 per share, excluding fees

	FOR	Authorization granted to the Board of Directors to reduce share capital by cancellation of shares
	FOR	Amendment to Article 14-II of the Bylaws of the Company to specify that General Meeting may be held through videoconference or other telecommunication means
	FOR	Amendment to Article 19 of the Bylaws of the Company to allow electronic voting
FOR
Authorization to be granted to the Board of Directors for a 26-month period to increase share capital by issuing ordinary shares or securities giving access to capital of the Company or entitling to the allotment of debt securities while maintaining preferential subscription rights up to the limit of 35% of share capital and 500 million for securities representing debts giving immediate or deferred access by any means to capital

FOR
Authorization to be granted to the Board of Directors for a 26-month period to increase share capital by issuing ordinary shares or securities giving access to capital of the Company or entitling to the allotment of debt securities with cancellation of preferential subscription rights through public offering up to the limit of 35% of share capital and 500 million for securities representing debts giving immediate or deferred access by any means to capital

FOR
Authorization to be granted to the Board of Directors for a 26-month period to increase share capital by issuing ordinary shares or securities giving access to capital of the Company or entitling to the allotment of debt securities with cancellation of preferential subscription rights through an offer pursuant to Article L.411-2, II, paragraph II of the Monetary and Financial Code up to the limit of 20% of share capital and 500 million for securities representing debts giving immediate or deferred access by any means to capital

	FOR	Setting the issue price of ordinary shares and/or any securities giving access to capital in case of cancellation of preferential subscription rights up to the annual limit of 10% of capital
FOR
Authorization to be granted to the Board of Directors for a 26-month period to increase the number of share, equity securities or securities giving access to capital of the Company or entitling to the allotment of debt securities to be issued in case of capital increase with or without shareholders' preferential subscription rights up to the limit of 15% of the initial issuance and at the same price as the initial issuance

FOR
Authorization to be granted to the Board of Directors for a 26-month period to increase share capital by issuing ordinary shares or securities giving access to capital of the Company with cancellation of preferential subscription rights, in consideration for in-kind contributions granted to the Company up to the limit of 10% of capital

FOR
Authorization to be granted to the Board of Directors for a 26-month period to carry out a share capital increase reserved for employees who are members of a company savings plan with cancellation of preferential subscription rights

	FOR	Authorization to be granted to the Board of Directors for a 26-month period to increase share capital by incorporation of reserves, profits, premiums or other amounts
	FOR	Overall limitation of authorizations
FOR
Authorization to be granted to the Board of Directors for a 38-month period to carry out allocations of shares existing or to be issued with cancellation of shareholders' preferential subscription rights

	FOR	Authorization to be granted to the Board of Directors to use the delegations referred to under the 10th to 16th and 19th resolutions subject to their adoption during period of public offering
	FOR	Powers to any bearer of an original of the minutes of this meeting to carry out all legal formalities
Company Name	Meeting Date	CUSIP	Ticker
TITAN MACHINERY INC.	30-May-13	88830R101	TITN

	FOR	To elect three Class III directors ("Proposal 1").
	FOR	To conduct an advisory vote on a non-binding resolution to approve the compensation of our named executive officers, as disclosed in this proxy statement ("Proposal 2").
	FOR	To approve our 2013 Equity Incentive Plan ("Proposal 3").
	FOR	To transact such other business as may properly come before the Annual Meeting or any adjournment or postponement thereof.
Company Name	Meeting Date	CUSIP	Ticker
DUPONT FABROS TECHNOLOGY, INC.	30-May-13	26613Q106	DFT

	FOR	To elect eight members to the Board of Directors for a term of one year each;
	FOR	To hold an advisory vote on our executive compensation;
	FOR	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2013; and
	FOR	To transact such other business as may properly come before the Annual Meeting or any adjournment or postponement thereof.
Company Name	Meeting Date	CUSIP	Ticker
Chow Sang Sang Holdings International LTD	30-May-13	G2113M120

	FOR	To receive and adopt the audited consolidated financial statements, report of the directors and independent auditors' report for the year ended 31 December 2012
	FOR	To declare a final dividend of HK45 cents per ordinary share for the year ended 31 December 2012
	FOR	To re-elect the following retiring Director of the Company: Mr. Stephen Lau Man Lung
	FOR	To re-elect the following retiring Director of the Company: Mr. Chow Kwen Ling
	FOR	To re-elect the following retiring Director of the Company: Mr. Winston Chow Wun Sing
	FOR	To re-elect the following retiring Director of the Company: Mr. Stephen Ting Leung Huel
	FOR	To authorize the Board of Directors of the Company to fix the remuneration of the Directors
	FOR	To re-appoint Ernst & Young as auditors and to authorize the Board of Directors of the Company to fix their remuneration
	FOR	To give a general mandate to the Directors to repurchase the Company's shares as set out in paragraph 6(A) in the Notice of AGM
	FOR	To give a general mandate to the Directors to issue new shares as set out in paragraph 6(B) in the Notice of AGM
	FOR	To extend a general mandate to the Directors to issue shares as set out in paragraph 6(C) in the Notice of AGM
Company Name	Meeting Date	CUSIP	Ticker
Ports Design LTD	30-May-13	G71848124	0589.HK

	FOR	To receive and consider the audited financial statements and the reports of the directors and the auditors for the year ended 31 December 2012
	FOR	To declare a final cash dividend of RMB 0.14 per share for the year ended 31 December 2012
	FOR	To re-appoint KPMG as auditors of the Company and authorise the board of directors of the Company to fix their remuneration
	FOR	To give a general mandate to the directors of the Company to issue and allot Shares not exceeding 20% of the issued share capital of the Company as at the date of passing this resolution
	FOR	To give a general mandate to the directors of the Company to repurchase Shares not exceeding 10% of the issued share capital of the Company as at the date of passing this resolution
	FOR	To extend the general mandate granted to the directors of the Company for the issue of additional Shares
Company Name	Meeting Date	CUSIP	Ticker
Portfolio Recovery Associates, Inc.	30-May-13	73640Q105	PRAA

	FOR	Election of Directors to serve three year terms;
	FOR	Approval, on a non-binding advisory basis, of the compensation of our Named Executive Officers;
	FOR	Ratification of the appointment of KPMG LLP as the year ending December 31, 2013Company’s Independent Registered Public Accounting Firm for the fiscal
	FOR	Approval of the Company’s 2013 Omnibus Incentive Plan;
	FOR	Approval of the Company’s 2013 Non-Equity Incentive Plan;
Company Name	Meeting Date	CUSIP	Ticker
Chine Shineway Pharmaceutic	31-May-13	G2110P100

	FOR	To receive and consider the audited consolidated financial statements, the report of the Directors and the report of the independent auditor for the year ended 31 December 2012
	FOR	To declare a final dividend for the year ended 31 December 2012
	FOR	To declare a special dividend for the year ended 31 December 2012
	FOR	To re-elect Mr. Li Zhenjiang as Director
	FOR	To re-elect Mr. Li Huimin as Director
	FOR	To re-elect Mr. Ren Dequan as Director
	FOR	To re-elect Ms. Lee Ching Ton Brandelyn as Director
	FOR	To authorize the board of Directors to fix the remuneration of the Directors
	FOR	To re-appoint Deloitte Touche Tohmatsu as auditor and to authorize the board of Directors to fix their remuneration
	FOR	To grant a general mandate to the Directors to repurchase shares of the Company not exceeding 10% of the issued share capital of the Company
	FOR	To grant a general mandate to the Directors to allot, issue and deal with additional shares of the Company not exceeding 20% of the issued share capital of the Company
FOR
To extend the general mandate to allot, issue and deal with additional shares of the Company by addition thereto an amount representing the aggregate nominal amount of the shares repurchased by the Company

Company Name	Meeting Date	CUSIP	Ticker
Parrot SA	4-Jun-13	F7096P108	PARRO.PA

	FOR	Approval of the corporate financial statements for the financial year ended December 31, 2012
	FOR	Approval of the consolidated financial statements for the financial year ended December 31, 2012
	FOR	Allocation of income
	FOR	Approval of the agreements pursuant to Article L.225-38 of the Commercial Code
	FOR	Renewal of term of Mr. Jean-Yves Helmer as Director
	FOR	Appointment of KPMG Audit IS represented by Mr. Eric Lefebvre as principal Statutory Auditor, in substitution for KPMG SA
	FOR	Appointment of KPMG Audit ID as deputy Statutory Auditor, in substitution for SCP DE commissaires Aux Comptes prut Foulatiere Et Autres (previously named SCP Jean-Claude Andre Et Autres)
FOR
Authorization granted to the Board of Directors to implement a share buyback program under the EC Regulation No. 2273/2003 of the Commission of December 22, 2003 and pursuant to Article L .225-209 of the Commercial Code; period of authorization, purposes, terms and conditions, ceiling

	FOR	Authorization granted to the Board of Directors to reduce capital by cancelling shares pursuant to the scheme referred to in Article L.225-209 of the Commercial Code; period of authorization, ceiling
FOR
Authorization granted to the Board of Directors to grant share subscription and/or purchase options to employees and/or some corporate officers of the Company or affiliated companies, waiver by shareholders of their preferential subscription rights; period of authorization, ceiling, exercise price, maximum term of the option

FOR
Authorization granted to the Board of Directors to carry out free allocations of shares existing and/or to be issued to employees and/or some corporate officers of the Company or affiliated companies, waiver by shareholders of their preferential subscription rights; period of authorization, ceiling, duration of the vesting period

FOR
Delegation of authority granted to the Board of Directors to carry out capital increases by issuing shares with cancellation of preferential subscription rights in favor of members of a company savings plan pursuant to Articles L.3332-18 et seq. of the Code of Labor; period of the delegation, maximum nominal amount of the capital increase, issue price, authorization to allocate free shares pursuant to Article L.3332-21 of the Code of labor

	FOR	Amendment to Article 20, "General Meetings" of the Bylaws: amending the sections "Agenda" and Participation to General Meetings - Proxies
	FOR	Powers to carry out all legal formalities
Company Name	Meeting Date	CUSIP	Ticker
COSTAR GROUP, INC.	June 4th, 2013	22160N109	CSGP

	FOR	To elect the eight directors named in the Proxy Statement to hold office until the next Annual Meeting of Stockholders, or until their repective successors are elected and qualified;
FOR
To approve a proposal removing the voting standard for the Company's Amended and Restated Certificate of Incorportation so that the Board of Directors may provide for majority voting in uncontested director elections;

	FOR	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2013;
	FOR	To approve, on an advisory basis, the Company's executive compensation;
	FOR	To transact any other business properly presented before the Annual Meeting
Company Name	Meeting Date	CUSIP	Ticker
TESLA MOTORS, INC. Annual Meeting of Shareholders	4-Jun-13	88160R101	TSLA

	FOR	To elect the two Class III directors listed in the accompanying proxy statement to serve for a term of three years or until their respective successors are duly elected and qualified.
	FOR	To ratify the appointment of PricewaterhouseCoopers LLP as Tesla’s independent registered public accounting firm for the fiscal year ending December 31, 2013.
Company Name	Meeting Date	CUSIP	Ticker
ARES CAPITAL CORPORATION	4-Jun-13	04010L103

	FOR	To elect three directors to serve for a term of three years, and until their successors are duly elected and qualify;
	FOR	To consider and vote upon the ratification of the selection of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2013;
FOR
To consider and vote upon a proposal to authorize the Company, with the approval of its board of directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to certain limitations set forth herein (including, without limitation, that the number of shares issued does not exceed 25% of its then outstanding common stock);

Company Name	Meeting Date	CUSIP	Ticker
SYNTEL, INC.	4-Jun-13	87162H103	SYNT

	FOR	The election of seven directors to serve on Syntel’s Board of Directors;
	FOR	Re-Approval of the performance goals under Syntel’s Amended and Restated Stock Option and Incentive Plan;
	FOR	A non-binding resolution to ratify the appointment of Crowe Horwath LLP as Syntel’s independent registered public accounting firm for the current fiscal year; and
	FOR	Such other business as may properly come before the meeting and any adjournment of the meeting.
Company Name	Meeting Date	CUSIP	Ticker
IPG Photonics Corporation	4-Jun-13	44980X109	IPGP

Election for director:
	FOR	Valentin P. Gapontsev, Ph.D.
	FOR	Eugene Scherbakov, Ph.D.
	FOR	Igor Samartsev
	FOR	Robert A. Blair
	FOR	Michael C. Child
	FOR	William F. Krupke, Ph.D.
	FOR	Henry E. Gauthier
	FOR	William S. Hurley
	FOR	John R. Peeier
	FOR	To ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of IPG Photonics Corporation for 2013
Company Name	Meeting Date	CUSIP	Ticker
IPC The Hospitalist Company, Inc.	5-Jun-13	44984A105	IPCM

FOR
To elect two Class III Directors nominated by our Board of Directors and named in the accompanying proxy statement to serve for a term of three years or until their successors are duly elected and qualified

	FOR	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for fiscal year 2013
	FOR	To hold a non-binding advisory vote on executive compensation
Company Name	Meeting Date	CUSIP	Ticker
Las Vegas Sands Corp	5-Jun-13	517834107	LVS

To elect four directors to the Board of Directors, each for a three-year term;
To approve the performance-based provisions of the Company’s 2004 Equity Award Plan;
To approve the performance-based provisions of the Company’s Executive Cash Incentive Plan;
To consider and act upon an advisory (non-binding) proposal on the compensation of the named executive officers; and
Company Name	Meeting Date	CUSIP	Ticker
GOOGLE INC.	6-Jun-13	38259P508	GOOG

	FOR	To elect 10 members of the board of directors to hold office until the next annual meeting of stockholders or until their respective successors have been elected and qualified.
	FOR	To ratify the appointment of Ernst & Young LLP as Google’s independent registered public accounting firm for the fiscal year ending December 31, 2013.
	FOR	To consider and vote upon a stockholder proposal regarding a report on lead batteries in Google’s supply chain, if properly presented.
	FOR	To consider and vote upon a stockholder proposal regarding equal shareholder voting, if properly presented.
	FOR	To consider and vote upon a stockholder proposal regarding executive stock retention, if properly presented.
	FOR	To consider and vote upon a stockholder proposal regarding succession planning, if properly presented.
	FOR	To consider such other business as may properly come before the meeting.
Company Name	Meeting Date	CUSIP	Ticker
SOURCEFIRE, INC.	6-Jun-13	83616T108	FIRE

	FOR	The election of seven directors to serve on Syntel’s Board of Directors;
	FOR	Re-Approval of the performance goals under Syntel’s Amended and Restated Stock Option and Incentive Plan;
	FOR	A non-binding resolution to ratify the appointment of Crowe Horwath LLP as Syntel’s independent registered public accounting firm for the current fiscal year; and
	FOR	Such other business as may properly come before the meeting and any adjournment of the meeting.
Company Name	Meeting Date	CUSIP	Ticker
NETFLIX, INC.	7-Jun-13	64110L106	NFLX

	FOR	To elect three Class II directors to hold office until the 2016 Annual Meeting of Stockholders;
	FOR	To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2013;
	FOR	Advisory approval of the Company’s executive officer compensation;
	FOR	To consider five stockholder proposals, if properly presented at the meeting;
	FOR	To transact such other business as may properly come before the meeting or any adjournment or postponement of the meeting.
Company Name	Meeting Date	CUSIP	Ticker
VOCUS, INC.	7-Jun-13	92858J108	VOCS

	FOR	1) GARY GREENFIELD
	FOR	2) ROBERT LENTZ
	FOR	PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.
	FOR	TO APPROVE, BY NON-BINDING ADVISORY VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.
Company Name	Meeting Date	CUSIP	Ticker
NLMK	7-Jun-13	67011E204

	FOR	To approve the Company's Annual Report 2012, Annual Financial Statements and Income Statement
FOR
To declare dividends for 2012 of RUR0.62 per share. Dividends, payable by August 7, 2013, will be made by transfer of funds to legal entities and individuals (shareholders) as per the payment details specified in the registered entity's questionnaire held by the NLMK Registrar (according to the payment details provided by the shareholder's authorized representative for the purpose of making a list of persons entitled to dividends for 2012); foreign investors must make a special written application to be received by NLMK before the date of payment. At NLMK's discretion the payment shall be made in rubles or a foreign currency at the official exchange rate of the Russian Federation Central Bank as of the last business day preceding the payment date. The cost of the transfer will be borne by NLMK; any profit which is not assigned for dividend pay-out shall remain at NLMK's disposal

	FOR	To elect member of the Company's Board of Directors: Oleg Vladimirovich Bagrin
	FOR	To elect member of the Company's Board of Directors: Helmut Wieser
	FOR	To elect member of the Company's Board of Directors: Nikolay Alexeevich Gagarin
	FOR	To elect member of the Company's Board of Directors: Karl Doering
	FOR	To elect member of the Company's Board of Directors: Vladimir Sergeevich Lisin
	FOR	To elect member of the Company's Board of Directors: Karen Robertovich Sarkisov
	FOR	To elect member of the Company's Board of Directors: Vladimir Nikolayevich Skorokhodov
	FOR	To elect member of the Company's Board of Directors: Benedict Sciortino
	FOR	To elect member of the Company's Board of Directors: Franz Struzl
	FOR	To elect the President of the Company (Chairman of the Management Board)-Oleg V. Bagrin
	FOR	To elect the Company's Audit Commission: Lyudmila V. Kladienko
	FOR	To elect the Company's Audit Commission: Valery S. Kulikov
	FOR	To elect the Company's Audit Commission: Sergey I. Nesmeyanov
	FOR	To elect the Company's Audit Commission: Larisa M. Ovsyannikova
	FOR	To elect the Company's Audit Commission: Galina I. Shipilova
	FOR	To approve Close Joint Stock Company "PricewaterhouseCoopers" as the Company's Auditor
	FOR	CJSC "PricewaterhouseCoopers Audit" shall audit the Company's financial statements in accordance with US GAAP
	FOR	Approve the revised Charter of NLMK
	FOR	Approve the revised Regulations on holding the General Shareholder's Meeting of NLMK
	FOR	Approve the revised Regulations on the Board of Directors of NLMK
	FOR	Approve the revised Regulations on the Management Board of NLMK
	FOR	Approve the revised Regulations on the Audit Commission of NLMK
	FOR	Approve the resolution on payment of remunerations to the members of NLMK Board of Directors
Company Name	Meeting Date	CUSIP	Ticker
LULULEMON ATHLETICA INC.	11-Jun-13	550021109	LULU

	FOR	To elect four Class III directors to hold office for a three-year term and until their respective successors are elected and qualified.
	FOR	To ratify the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending February 2, 2014.
	FOR	To transact such other business as may properly come before the meeting.
	FOR	Election to our board of directors of the four nominees named in this proxy statement;
	FOR	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending February 2, 2014.
Company Name	Meeting Date	CUSIP	Ticker
Antofagasta Plc	12-Jun-13	G0398N128

	FOR	To receive and adopt the Directors' and Auditors' Reports and the Financial Statements for the year ended 31 December 2012
	FOR	To approve the Remuneration Report for the year ended 31 December 2012
	FOR	To declare a final dividend: 90.0 cents
	FOR	To re-elect Mr. J-P Luksic as a Director
	FOR	To re-elect Mr. W M Hayes as a Director
	FOR	To re-elect Mr. G S Menendez as a Director
	FOR	To re-elect Mr. R F Jara as a Director
	FOR	To re-elect Mr. J G Claro as a Director
	FOR	To re-elect Mr. H Dryland as a Director
	FOR	To re-elect Mr. T C Baker as a Director
	FOR	To re-elect Mr. M L S De Sousa-Oliveira as a Director
	FOR	To re-elect Mr. N A Pizarro as a Director
	FOR	To re-elect Mr. A Luksic as a Director
FOR
To re-appoint Deloitte LLP as auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next general meeting at which the accounts are laid before the Company

	FOR	To authorise the Directors to fix the remuneration of the auditors
FOR
That, in substitution for all existing authorities, the Directors be generally and unconditionally authorised in accordance with section 551 of the Companies Act 2006 to exercise all the powers of the Company to: (A) allot shares (as defined in section 540 of the Companies Act 2006) in the Company or grant rights to subscribe for or to convert any security into shares in the Company up to an aggregate nominal amount of GBP 16,430,945; and (B) allot equity securities (as defined in section 560 of the Companies Act 2006) up to an aggregate nominal amount of GBP 32,861,890 (such amount to be reduced by the aggregate nominal amount of shares allotted or rights to subscribe for or to convert any security into shares in the Company granted under paragraph (A) of this Resolution 16) in connection with an offer by way of a CONTD

FOR
That, in substitution for all existing powers and subject to the passing of Resolution 16, the Directors be generally empowered pursuant to section 570 of the Companies Act 2006 to allot equity securities (as defined in section 560 of the Companies Act 2006) for cash pursuant to the authority granted by Resolution 16 and/or where the allotment constitutes an allotment of equity securities by virtue of section 560(3) of the Companies Act 2006, in each case free of the restriction in section 561 of the Companies Act 2006, such power to be limited: (A) to the allotment of equity securities in connection with an offer of equity securities (but In the case of an allotment pursuant to the authority granted by paragraph (B) of Resolution 16, such power shall be limited to the allotment of equity securities in connection with an CONTD

FOR
That, in substitution for all existing powers and subject to the passing of Resolution 16, the Directors be generally empowered pursuant to section 570 of the Companies Act 2006 to allot equity securities (as defined in section 560 of the Companies Act 2006) for cash pursuant to the authority granted by Resolution 16 and/or where the allotment constitutes an allotment of equity securities by virtue of section 560(3) of the Companies Act 2006, in each case free of the restriction in section 561 of the Companies Act 2006, such power to be limited: (A) to the allotment of equity securities in connection with an offer of equity securities (but In the case of an allotment pursuant to the authority granted by paragraph (B) of Resolution 16, such power shall be limited to the allotment of equity securities in connection with an CONTD

	FOR	That a general meeting of the Company other than an annual general meeting may be called on not less than 14 clear days' notice
Company Name	Meeting Date	CUSIP	Ticker
EQUITY RESIDENTIAL	13-Jun-13	29476L107	EQR

	FOR	elect eleven trustees to a one-year term;
	FOR	ratify our selection of Ernst & Young LLP as our independent auditor for 2013;
	FOR	approve our executive compensation;
	FOR	consider a shareholder proposal, if properly presented at the meeting; and
	FOR	consider any other business properly brought before the meeting.
Company Name	Meeting Date	CUSIP	Ticker
REGENERON PHARMACEUTICALS, INC.	14-Jun-13	75886F107	REGN

	FOR	to elect four directors for a term of three years;
	FOR	to ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2013; and
	FOR	to act upon such other matters as may properly come before the meeting and any adjournment(s) or postponement(s) thereof.
Company Name	Meeting Date	CUSIP	Ticker
MERCADOLIBRE, INC.	14-Jun-13	58733R102	MELI

FOR
To elect the three Class III directors nominated and recommended by our board of directors, each to serve until the 2016 Annual Meeting of Stockholders or until such time as their respective successors are elected and qualified, and to elect the two Class II directors nominated and recommended by our board to serve until the 2015 Annual Meeting of Stockholders or until such time as their respective successors are elected and qualified;

	FOR	To hold an advisory vote on executive compensation;
	FOR	To ratify the appointment of Deloitte & Co. S.A. as our independent registered public accounting firm for the fiscal year ending December 31, 2013;
Company Name	Meeting Date	CUSIP	Ticker
SOHU.COM INC.	14-Jun-13	83408W103

	FOR	elect four directors, who shall serve for a two-year term or until their earlier death, resignation or removal;
	FOR	vote on advisory approval of our executive compensation; and
	FOR	ratify the appointment of PricewaterhouseCoopers Zhong Tian CPAs Limited Company (to be succeeded by PricewaterhouseCoopers Zhong Tian LLP) as our independent auditors.
Company Name	Meeting Date	CUSIP	Ticker
Exlservice Holdings, Inc	14-Jun-13	302081104	EXLS

	FOR	the election of two Class I members of the board of directors of the Company for a term of three years each;
	FOR	the ratification of the selection of Ernst & Young LLP as the independent registered public accounting firm of the Company for fiscal year 2013;
	FOR	the approval of the compensation of the named executive officers of the Company; and
	FOR	the transaction of such other business as may properly come before the Annual Meeting or any adjournment or postponement thereof.
Company Name	Meeting Date	CUSIP	Ticker
EXPEDIA, INC.	18-Jun-13	30212P303	EXPE

	FOR	George “Skip” Battle*
	FOR	Pamela L. Coe
	FOR	Barry Diller
	FOR	Jonathan L. Dolgen
	FOR	Craig A. Jacobson*
	FOR	Victor A. Kaufman
	FOR	Peter M. Kern*
	FOR	Dara Khosrowshahi
	FOR	John C. Malone
	FOR	José A. Tazón
FOR
Approval of the Second Amended and Restated Expedia, Inc. 2005 Stock and Annual Incentive Plan, including an amendment to increase the number of shares of Expedia common stock authorized for issuance thereunder by 6,000,000.

	FOR	Approval of the Expedia, Inc. 2013 Employee Stock Purchase Plan and the Expedia, Inc. 2013 International Employee Stock Purchase Plan.
	FOR	Ratification of the appointment of Ernst & Young LLP as Expedia’s independent registered public accounting firm for the year ending December 31, 2013.
	FOR	To transact such other business as may properly come before the Annual Meeting and any adjournments or postponements thereof.
Company Name	Meeting Date	CUSIP	Ticker
EVERCORE PARTNERS INC.	19-Jun-13	29977A105

N/A
Company Name	Meeting Date	CUSIP	Ticker
The Men's Wearhouse, Inc.	19-Jun-13	587118100	WRM.F

	FOR	To elect nine directors of the Company to hold office until the next Annual Meeting of Shareholders or until their respective successors are duly elected and qualified;
	FOR	To approve a proposal to amend the Company’s 2004 Long-Term Incentive Plan to extend the plan’s termination date from March 29, 2014 to March 29, 2024;
	FOR	To consider and act upon a proposal regarding annual sustainability reporting by the Company;
	FOR	To approve, on an advisory basis, the Company’s executive compensation;
	FOR	To ratify the appointment of the firm of Deloitte & Touche LLP as independent registered public accounting firm for the Company for fiscal 2013; and
	FOR	To transact such other business as may properly come before the meeting or any adjournment thereof.

Company Name	Meeting Date	CUSIP	Ticker
Hornbeck Offshore Services, Inc.	20-Jun-13	440543106	HOS

Election of Directors:
	FOR	Bruce W. Hunt
	FOR	Kevin O. Meyers
	FOR	Bernie W. Stewart
	FOR	To approve the amendment of the Second Amended and Restated Hornbeck Offshore Services Inc. Incentive Compensation Plan to expand the list of approved performance measures
	FOR	To ratify the reappointment of Ernst & Young, LLP as the Company's independent registered public accountants and auditors for the fiscal year 2013
	FOR	To approve, on a non-binding advisory basis, the compensation of the Company's named executive officers as set forth in the proxy statement
Company Name	Meeting Date	CUSIP	Ticker
Stratysys LTD	21-Jun-13	M85548101	SSYS

FOR
To approve an amendment to the Company's Amended and Restated Articles of Association (the "Articles of Association") to increase the number of directors constituting the Company's Board of Directors (the "Board") from nine to ten by adding an unclassified director and to make conforming changes to the Articles of Association

FOR
Contigent upon approval of Proposal 1, to elect Ms. Ziva Patir, who also qualifies as an unaffiliated director under the Israeli Companies Law 5759-1999, to serve as the unclassified director of the Company, and to approve the terms of her compensation

To approve the terms of the compensation of Mr. Edward J. Fierko, Mr. John J McEleney, and Mr. Clifford H. Schwieter, as directors of the company:
	FOR	3a. Mr. Edward J. Fierko
	FOR	3b. Mr. John J McEleney
	FOR	3c. Mr. Clifford H. Schwieter
FOR
To approve the terms of up to four (4) grants of options, each consisting of the right to purchase 100,000 ordinary shares, nominal value New Israeli Shekels ("NIS") 0.01 per share, of Stratasys Ltd. ("ordinary shares"), to Mr. S. Scott Crump, our chairman and Chief Innovation Officer, as of the date of the 2013 Annual General Meeting of Shareholders and on the first three (3) anniversaries thereof, provided that he then remains employed as our Chief Innovative Officer

FOR
To approve a cash bonus in an amount of NIS 460,000 (approximately $127,000) to be paid to Mr. David Reis, our Chief Executive Officer, in respect of his performance for the year ended December 31, 2012, as determined by the Board pursuant to its discretionary authority under Mr. Reis' existing employment agreement

FOR
To approve an increase in the coverage under the Company's directors and officers liability insurance policy to aggregate maximum coverage of $60 million and an additional $15 million for A-Side coverage for directors and officers

FOR
To approve an amendment to the Articles of Association to increase the number of authorized oridnary shares from 60 million Ordinary Shares to 180 million ordinary shares and to coorespondingly increase the share capital of the Company from NIS 600,000 to NIS 1,800,000

FOR
To re-appoint Kesselman & Kesselman, a member of PricewaterhouseCoopers International Limited, as the company's independent auditors for the year ending December 31, 2013 and until its next annual general meeting of shareholders, and to authorize the Board (upon recommendation of the audit commitee of the Board) to fix their remuneration

Company Name	Meeting Date	CUSIP	Ticker
NIDEC Corporation	25-Jun-13	J52968104

	FOR	Partial amendment of the Articles of Incorporation
	FOR	Appointment of 11 candidates to the Board of Directors
	FOR	Appointment of one candidate to the Board of Auditors
Company Name	Meeting Date	CUSIP	Ticker
United Therapeutics Corporation	26-Jun-13	91307C102	UTHR

Election of Directors:
	FOR	Christopher Causey
	FOR	Richard Giltner
	FOR	R. Paul Gray
	FOR	Advisory resolution to approve execution compensation
	FOR	Ratification of the Appointment of Ernst & Young LLP as United Therapeutics Corporation's Independent Registered Public Accounting Firm for 2013
Company Name	Meeting Date	CUSIP	Ticker
Guess?, Inc.	27-Jun-13	401617105	GES

	FOR	To elect two directors for a term of three years and until their successors are duly elected and qualified
	FOR	To ratify the appointment of the independent auditor for the first fiscal year ending February 1, 2014
Company Name	Meeting Date	CUSIP	Ticker
Tripadvisor Inc.	28-Jun-13	896945201	TRIP

FOR
To elect the seven directors named in this Proxy Statement, each to serve for a one-year term from the date of his or her election and until such director’s successor is elected or until such director’s earlier resignation or removal;

	FOR	To ratify the appointment of Ernst & Young LLP as TripAdvisor, Inc.’s independent registered public accounting firm for 2013;
	FOR	To consider and approve the TripAdvisor, Inc. 2011 Stock and Annual Incentive Plan, as amended (the “2011 Plan”);
Company Name	Meeting Date	CUSIP	Ticker
Finish Line, INC	18-Jul-13	317923-100	FINL

	FOR ALL	DIRECTORS
1) Stephen Goldsmith
2) Catherine A. Langham
3) Norman H. Gurwitz
	FOR	To ratify the selection of Ernst & Young LLP as the company's independent registered public accounting firm for the company's fiscal year ending March 1, 2014
	FOR	To approve a non-binding advisory resolution approving the compensation of the company's named executive officers
Company Name	Meeting Date	CUSIP	Ticker
Inter Parfums, Inc	24-Jul-13	458334-109	IPAR

	FOR	Directors:
	FOR	Jean madar
	FOR	Philippe Benacin
	FOR	Russell Greenberg
	FOR	Philippe Santi
	FOR	Francois Heilbronn
	FOR	Jean Levy
	FOR	Robert Bensoussan
	FOR	Serge Rosinoer
	FOR	Patrick Choel
Advisory vote on the compensation of our named executive officers
	FOR	Proposal to approve the adoption of an amendment to our 2004 stock option plan to permit options to be granted under the 2004 stock option plan until March 31, 2024

Proposal to approve the adoption of an amendment to our 2004 nonemployee director stock option plan to permit options to be granted under the 2004 nonemployee director stock option plan until March 31, 2024

Company Name	Meeting Date	CUSIP	Ticker
Jazz Pharmaceuticals PLC	August 1,2013	G50871-105	JAZZ

ELECTION OF DIRECTORS:
	FOR	1) Paul L. Berns
	FOR	2) Patrick G. Enright
	FOR	3) Norbert G. Riedel, PH.D
FOR
To approve the appointment of KPMG as the independent auditors of Jazz Pharmaceuticals PLC for the fiscal year ending December 31, 2013 and to authorize the audit committee of the board of directors to determine the auditor's remuneration

	FOR	To authorize Jazz Pharmaceuticals PLC and/or any subsidiary of Jazz Pharma to make market purchases of Jazz Pharma PLC ordinary shares
	FOR	To approve, on an advisory basis, the compensation of Jazz Pharmaceuticals PLC's named executive officers as disclosed in the accompanying proxy statement
Company Name	Meeting Date	CUSIP	Ticker	REC
Microchip Technology Inc	16-Aug-13	595017-104	MCHP

Directors:
	FOR	1) Steve Sanghi		FOR
	FOR	2) Matthew W. Chapman		FOR
	FOR	3) L.B. Day		FOR
	FOR	4) Albert J. Hugo-Martinez		FOR
	FOR	5) Wade F. Meyercord		FOR
	FOR	Proposal to ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of Microchip for th efiscal year ending March 31, 2014		FOR
	FOR	Proposal to approve, on an advisory (non-binding) basis, the compensation of our named executives		FOR

Company Name	Meeting Date	CUSIP	Ticker
BE AEROSPACE	24-Jul-13	073302-101	BEAV

DIRECTOR
	FOR	1) Michael F. Senft
	FOR	2) John T. Whates
	FOR	Say on pay - an advisory vote on the approval of executive compensation
	FOR	Proposal to ratify the appoinment of Deloitte & Touche LLP as the company's independent registered public accounting firm for the 2013 fiscal year
	FOR	Proposal to amend the amended and restated B/E Aerospace, Inc. 1994 employee stock incentive purchase plan

Company Name	Meeting Date	CUSIP	Ticker
Eurasian Natural Resources	5-Jun-13	G3215M109

	FOR	Accept Financial Statements and Statutory Reports
	FOR	Approve Remuneration Report
	FOR	Elect Richard Burrows as Director
	FOR	Elect Dr Mohsen Khalil as Director
	FOR	Re-elect Gerhard Ammann as Director
	FOR	Re-elect Marat Beketayev as Director
	FOR	Re-elect Roderick Thomson as Director
	FOR	Re-elect Felix Vulis as Director
	FOR	Re-elect Terence Wilkinson as Director
	FOR	Re-elect Dr Zaure Zaurbekova as Director
	FOR	Reappoint PricewaterhouseCoopers LLP as Auditors
	FOR	Authorise the Audit Committee to Fix Remuneration of Auditors
	FOR	Authorise Issue of Equity with Pre-emptive Rights
	FOR	Authorise Issue of Equity without Pre-emptive Rights
	FOR	Authorise Market Purchase of Ordinary Shares
	FOR	Authorise the Company to Call EGM with Two Weeks' Notice
Company Name	Meeting Date	CUSIP	Ticker	RECOMMENDED
STEC	12-Jul-13	784774101	STEC		er shares
	FOR	To approve an amendment to STEC's bylaws to increase the minimum and maximum size of our board of directors		FOR
	FOR	To approve the STEC, Inc 2013 executive cash incentive plan		FOR
	FOR	To approve on an advisory basis the compensation of our named executive officers (the "say-on-pay" vote)		FOR
	FOR	To ratify the selection of Ernst & Young LLP by the audit committee as our independent regsitered public accounting firm for the fiscal year ending December 31, 2013		FOR
Company Name	Meeting Date	CUSIP	Ticker
Inditex	16-Jul-13	E6282J109	ITX.MC

	FOR	Approve individual financial statements
	FOR	Approve consolidated financial statements, and discharge of board
	FOR	Approve updated balance sheets to benefit from new tax regulation
	FOR	Approve allocation of income and dividends
	FOR	Approve long term incentive plan
	FOR	Authorize share repurchase program
	FOR	Advisory vote on remuneration policy report
	FOR	Authorize board to ratify and execute approved resolutions

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    EntrepreneurShares Series Trust

By (Signature and Title)*   /s/ Dr. Joel M. Shulman
Principal Executive Officer, Dr. Joel M. Shulman

Date  8/5/2013

* Print the name and title of each signing officer under his or her signature.